Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	$ 176,738	$ 167,136
Risk-weighted, period-end assets core capital (Tier 1)	73,745	67,525
Total Capital Tier 1 and 2	92,181	84,406
Tier One Leverage Capital to Average Assets	959.00%	990.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	176,738	167,136
Core capital (Tier 1) Minimum Requirement	60,068	53,850
Core capital (Tier 1), Well-Capitalized	90,102	80,774
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1177.00%	1242.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	194,085	183,257
Capital Required for Capital Adequacy	120,136	107,699
Capital Required to be Well Capitalized	150,170	134,624
Ratio total capital Actual Regulatory	1292.00%	1361.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%
Subsidiary of Common Parent [Member]
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	155,695	147,617
Risk-weighted, period-end assets core capital (Tier 1)	73,175	67,471
Total Capital Tier 1 and 2	91,469	84,339
Tier One Leverage Capital to Average Assets	851.00%	875.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	155,695	147,617
Core capital (Tier 1) Minimum Requirement	58,937	52,700
Core capital (Tier 1), Well-Capitalized	88,405	79,049
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1057.00%	1120.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	173,042	163,738
Capital Required for Capital Adequacy	117,874	105,399
Capital Required to be Well Capitalized	$ 147,342	$ 131,749
Ratio total capital Actual Regulatory	1174.00%	1243.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%